MERRILL LYNCH
HEALTHCARE
FUND, INC.








FUND LOGO








Quarterly Report

July 31, 1997





This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Company unless accompanied or preceded by the Company's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Healthcare Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



MERRILL LYNCH HEALTHCARE FUND, INC.


Officers and
Directors

Arthur Zeikel, President and Director
Donald Cecil, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Philip L. Kirstein, Senior Vice President
Donald C. Burke, Vice President
Jordan C. Schreiber, Vice President and Portfolio Manager
Gerald M. Richard, Treasurer
Philip M. Mandel, Secretary

Custodian
The Chase Manhattan Bank
Global Securities Services
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863



DEAR SHAREHOLDER


For the three months ended July 31, 1997, total returns for Merrill Lynch Healthcare Fund, Inc.'s Class A, Class B, Class C and Class D Shares were +18.29%, +18.07%, +17.95% and +18.40%, respectively.
(Fund results do not reflect sales charges, and would be lower if sales charges were included. Complete performance information, including average annual total returns, can be found on pages 3--7 of this report to shareholders.)

Portfolio Matters
In the United States, continued evidence of low inflation and slow but steady economic growth created the backdrop for a strong stock market. There were times, as in April, when some economic indicators raised concerns about the continued viability of the moderate growth, low interest rate scenario, and share prices declined. However, following that brief stock market correction, the overall trend for US share prices was strongly positive through July quarter-end. There was greater volatility in the European stock markets, as investors became concerned whether all countries would be able to meet the economic targets required for the European Monetary Union.

For some time, the Fund's investments have been focused on large-cap US healthcare issues, and this strategy continued to benefit the Fund's performance during the July quarter. US-based multinational healthcare companies remained among the stock market leaders during the July quarter. Share valuations for pharmaceutical companies closed the quarter at close to historically high valuation levels. Sales growth for pharmaceutical companies is accelerating, especially to the managed care market, primarily health maintenance organizations (HMOs). It is now an accepted concept that compliant use of medications lowers hospital costs.

Nevertheless, late in the July quarter there was also some evidence of greater investor interest in smaller-capitalization healthcare issues, in areas such as biotechnology, medical technology and diagnostics. With many small- and mid-cap healthcare issues selling at reasonable valuations, we expect investor interest to broaden to these issues.

Several specific developments during the July quarter benefited Fund holdings. Warner-Lambert Co. achieved the most successful new pharmaceutical launch in history. In just slightly more than three months on the market, the company's Lipitor has captured more than one-quarter of the market for cholesterol-reducing drugs. Pfizer, Inc.'s marketing force helped market the drug, which was a strong contributing factor to the successful Lipitor launch.

Investors also were enthusiastic about Pfizer's accelerated development of Viagra, an oral drug for the treatment of male impotence. We now expect Viagra to reach the market by mid-1998 rather than in 1999. Viagra has the potential to become another very successful new pharmaceutical launch for this company which, in our judgment, has the richest pipeline of new drugs in the global industry.

Fund holding IDEC Pharmaceuticals Corporation also benefited during the July quarter. A Food & Drug Administration (FDA) advisory committee recommended approval of the antibody that the company developed to treat lymphoma.

The FDA also authorized "fast track" approval status during the quarter for Evista, Eli Lilly and Co.'s selective estrogen receptor modulator for treatment of post-menopausal osteoporosis and cardiovascular diseases. In our judgment, this drug has the potential to generate annual revenues in excess of $1 billion for Lilly. Evista could be on the market in early 1998.

During the July quarter, we modified our strategy to increasingly invest in mid-cap healthcare product companies with strong fundamentals. As a valuation disparity has widened relative to the large-cap companies, this area is still reasonably priced, in our view. Moreover, the strong US dollar has less of a negative impact on the earnings of mid-cap companies, whose operations tend to be based in the United States. Our investments specifically focus on business niches such as orthopedics, drug distribution and cardiology devices. Although investing in mid-cap stocks has reduced the Fund's liquidity somewhat, we believe that this risk is acceptable in the current benign economic climate. Specific mid-cap additions to the portfolio during the July quarter include DePuy, Inc., an orthopedic device company, and AmeriSource Health Corporation, a major drug distributor.

In Conclusion
The Fund's investments remain focused on those companies developing and marketing healthcare products; we have far less exposure to healthcare service-oriented companies. We continue to believe that the product-oriented segment of healthcare affords more attractive investment opportunities at this time.

We thank you for your investment in Merrill Lynch Healthcare Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Sincerely,







(Arthur Zeikel)
Arthur Zeikel
President







(Jordan C. Schreiber)
Jordan C. Schreiber
Vice President and Portfolio Manager


August 25, 1997



PERFORMANCE DATA


About Fund
Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


PERFORMANCE DATA (continued)

Recent
Performance
Results*
                                                                                    12 Month     3 Month
                                                  7/31/97    4/30/97    7/31/96     % Change     % Change
Class A Shares                                     $5.42      $5.05      $4.79      +25.51%(1)   +12.08%(2)
Class B Shares                                      4.66       4.40       4.24      +23.80(1)    +11.36(2)
Class C Shares                                      4.66       4.40       4.24      +23.80(1)    +11.36(2)
Class D Shares                                      5.24       4.89       4.66      +25.15(1)    +12.07(2)
Class A Shares--Total Return                                                        +41.26(3)    +18.29(4)
Class B Shares--Total Return                                                        +39.73(5)    +18.07(6)
Class C Shares--Total Return                                                        +39.67(7)    +17.95(8)
Class D Shares--Total Return                                                        +40.92(9)    +18.40(10)

   *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
 (1)Percent change includes reinvestment of $0.542 per share capital gains distributions.
 (2)Percent change includes reinvestment of $0.242 per share capital gains distributions.
 (3)Percent change includes reinvestment of $0.657 per share ordinary income dividends and $0.542 per share capital gains distributions.
 (4)Percent change includes reinvestment of $0.317 per share ordinary income dividends and $0.242 per share capital gains distributions.
 (5)Percent change includes reinvestment of $0.589 per share ordinary income dividends and $0.542 per share capital gains distributions.
 (6)Percent change includes reinvestment of $0.298 per share ordinary income dividends and $0.242 per share capital gains distributions.
 (7)Percent change includes reinvestment of $0.586 per share ordinary income dividends and $0.542 per share capital gains distributions.
 (8)Percent change includes reinvestment of $0.292 per share ordinary income dividends and $0.242 per share capital gains distributions.
 (9)Percent change includes reinvestment of $0.639 per share ordinary income dividends and $0.542 per share capital gains distributions.
(10)Percent change includes reinvestment of $0.312 per share ordinary income dividends and $0.242 per share capital gains distributions.



Performance
Summary--
Class A Shares+++
                                Net Asset Value         Capital Gains        Dividends
Period Covered                 Beginning   Ending        Distributed           Paid*            % Change**
4/1/83--12/31/83                $ 9.15    $ 9.56             --               $0.120             + 5.85%
1984                              9.56      8.83          $ 0.040              0.090             - 6.34
1985                              8.83     10.65             --                0.120             +22.16
1986                             10.65     11.94            0.530              0.100             +17.86
1987                             11.94      9.90            3.347              0.015             +10.24
1988                              9.90      9.56            0.825              0.145             + 6.39
1989                              9.56      9.09            1.422              0.068             +11.46
1990                              9.09      7.29            0.832              0.489             - 6.19
1991                              7.29      9.18             --                1.320             +45.71
1992                              9.18      4.03            4.123++            1.028             + 6.92
1993                              4.03      3.91             --                0.013             - 2.63
1994                              3.91      3.46            0.266               --               - 4.30
1995                              3.46      4.98            0.097              0.099             +49.85
1996                              4.98      4.92            0.300              0.340             +11.91
1/1/97--7/31/97                   4.92      5.42            0.242              0.317             +21.42
                                                          -------             ------
                                                    Total $12.024       Total $4.264

                                                         Cumulative total return as of 7/31/97: +417.44%**

 *Figures may include short-term capital gains distributions.
**Figures do not include sales charge; results would be lower if sales charge was included.
++Figure includes a $0.879 and $3.089 return of capital on 4/22/92 and 4/27/92, respectively.


Performance
Summary--
Class B Shares+++
                                Net Asset Value         Capital Gains        Dividends
Period Covered                 Beginning   Ending        Distributed           Paid*            % Change**
10/21/88--12/31/88              $10.24     $9.55           $0.825             $0.089             + 2.22%
1989                              9.55      9.07            1.422              0.006             +10.70
1990                              9.07      7.19            0.832              0.455             - 7.42
1991                              7.19      8.96             --                1.291             +44.21
1992                              8.96      3.72            4.123++            1.028             + 5.46
1993                              3.72      3.59             --                 --               - 3.49
1994                              3.59      3.13            0.266               --               - 4.99
1995                              3.13      4.43            0.097              0.099             +48.09
1996                              4.43      4.30            0.300              0.291             +10.69
1/1/97--7/31/97                   4.30      4.66            0.242              0.298             +20.82
                                                          -------             ------
                                                     Total $8.107       Total $3.557

                                                         Cumulative total return as of 7/31/97: +189.30%**

 *Figures may include short-term capital gains distributions.
**Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.
++Figure includes a $0.879 and $3.089 return of capital on 4/22/92 and 4/27/92, respectively.

Performance
Summary--
Class C Shares
                                Net Asset Value         Capital Gains        Dividends
Period Covered                 Beginning   Ending        Distributed           Paid*            % Change**
10/21/94--12/31/94               $3.27     $3.13             --                 --               - 4.28%
1995                              3.13      4.43           $0.097             $0.099             +48.09
1996                              4.43      4.30            0.300              0.294             +10.76
1/1/97--7/31/97                   4.30      4.66            0.242              0.292             +20.69
                                                           ------             ------
                                                     Total $0.639       Total $0.685

                                                          Cumulative total return as of 7/31/97: +89.48%**

  *Figures may include short-term capital gains distributions.
 **Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.

+++See Important Note on page 6.


PERFORMANCE DATA (concluded)

Performance
Summary--
Class D Shares
                                Net Asset Value         Capital Gains        Dividends
Period Covered                 Beginning   Ending        Distributed           Paid*            % Change**
10/21/94--12/31/94               $3.61     $3.39             --                 --               - 6.09%
1995                              3.39      4.85           $0.097             $0.099             +49.12
1996                              4.85      4.78            0.300              0.327             +11.78
1/1/97--7/31/97                   4.78      5.24            0.242              0.312             +21.12
                                                           ------             ------
                                                     Total $0.639       Total $0.738

                                                          Cumulative total return as of 7/31/97: +89.60%**

 *Figures may include short-term capital gains distributions.
**Figures do not include sales charge; results would be lower if sales charge was included.

Average Annual
Total Return+++


                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 6/30/97                        +26.70%        +20.05%
Five Years Ended 6/30/97                  +14.77         +13.54
2/01/90++ through 6/30/97                 +14.32         +13.50
Ten Years Ended 6/30/97                   +11.43         +10.83

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.
++On February 1, 1990, Merrill Lynch Asset Management, L.P. became the sole investment adviser.


                                        % Return        % Return
Class B Shares*                        Without CDSC    With CDSC**

Year Ended 6/30/97                        +25.37%        +21.37%
Five Years Ended 6/30/97                  +13.65         +13.65
2/01/90++ through 6/30/97                 +13.15         +13.15
Inception (10/21/88) through 6/30/97      +12.74         +12.74

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge. ++On February 1, 1990, Merrill Lynch Asset Management, L.P. became the sole investment adviser.


                                        % Return        % Return
Class C Shares*                        Without CDSC    With CDSC**

Year Ended 6/30/97                        +25.20%        +24.20%
Inception (10/21/94) through 6/30/97      +25.81         +25.81

[FN]
 *Maximum contingent sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
Class D Shares*                        Sales Charge    Sales Charge**

Year Ended 6/30/97                        +26.12%        +19.50%
Inception (10/21/94) through 6/30/97      +25.78         +23.28

[FN]
  *Maximum sales charge is 5.25%.
 **Assuming maximum sales charge.


+++Important Note:
   Prior to April 27, 1992, Merrill Lynch Healthcare Fund, Inc. was known as Sci/Tech Holdings, Inc. and contained, in addition to a healthcare portfolio, a portfolio of technology securities. The data on pages 3--6 include the performance of the technology portfolio which is no longer part of the Fund. Set forth below are performance data which, for the period before April 27, 1992, include only the performance of the healthcare portfolio and a pro rata allocated portion of Sci/Tech Holdings, Inc.'s cash reserves. On February 1, 1990, Merrill Lynch Asset Management, L.P. became the sole investment adviser.


Performance
Results*


                                               2/01/90 to 7/31/97++
                                                     % Change

Class A Shares--Total Return                          272.51%
Class B Shares--Total Return                          253.35

[FN]
++Due to the inability to completely isolate the performance of Sci/Tech Holdings, Inc.'s technology portfolio from its healthcare portfolio, computations are based upon management's estimates of the healthcare portfolio.
 *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.


Average Annual
Total Return


                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

2/01/90++ through 6/30/97                 +19.07%        +18.21%

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.
++Due to the inability to completely isolate the performance of Sci/Tech Holdings, Inc.'s technology portfolio from its healthcare portfolio, computations are based upon management's estimates of the healthcare portfolio.


                                        % Return        % Return
Class B Shares*                        Without CDSC    With CDSC**

2/01/90++ through 6/30/97                 +18.23%        +18.23%

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge. ++Due to the inability to completely isolate the performance of
  Sci/Tech Holdings, Inc.'s technology portfolio from its healthcare portfolio, computations are based upon management's estimates of the healthcare portfolio.



SCHEDULE OF INVESTMENTS
MIDDLE                                Shares                                                                        Percent of
EAST         Industries                Held                Investments                      Cost             Value  Net Assets
Israel       Pharmaceutical--         20,000  Teva Pharmaceuticals Industries,
             Diversified                      Inc. (ADR)*                              $  1,180,834     $  1,121,250    0.3%

                                              Total Investments in the                    1,180,834        1,121,250    0.3
                                              Middle East

NORTH
AMERICA

United       Biotechnology            20,000  Affymetrix, Inc.                              510,000          647,500    0.2
States                               150,000  Aphton Corp.                                3,184,625        1,725,000    0.5
                                      50,000  Arris Pharmaceutical Corp.                    744,061          587,500    0.2
                                     100,000  Biochem Pharma Inc.                         2,430,000        2,875,000    0.9
                                      30,000  Centocor, Inc.                                879,189        1,153,125    0.3
                                     250,000  Coulter Pharmaceuticals, Inc.               3,000,000        2,031,250    0.6
                                     150,000  Cytogen Corporation                           845,317          675,000    0.2
                                     280,000  Emisphere Technologies Inc.                 4,511,956        5,425,000    1.6
                                      15,000  Guilford Pharmaceuticals, Inc.                376,875          331,875    0.1
                                      30,000  IDEC Pharmaceuticals Corporation              753,750          819,375    0.3
                                      60,000  Protein Design Labs, Inc.                   1,890,844        1,672,500    0.5
                                      70,000  Vical, Inc.                                 1,265,000          761,250    0.2
                                                                                       ------------     ------------  ------
                                                                                         20,391,617       18,704,375    5.6

SCHEDULE OF INVESTMENTS (continued)
NORTH AMERICA                         Shares                                                                        Percent of
(concluded)  Industries                Held                Investments                      Cost             Value  Net Assets
United       Diagnostics              60,000  Acuson Corporation                       $  1,387,349     $  1,578,750    0.5%
States                               119,500  Dianon Systems, Inc.                        1,169,003        1,045,625    0.3
(concluded)                           75,000  Diatide, Inc.                                 637,500          375,000    0.1
                                     147,000  NeoPath, Inc.                               2,558,250        2,407,125    0.7
                                                                                       ------------     ------------  ------
                                                                                          5,752,102        5,406,500    1.6

             Health Care Cost        150,000  Allegiance Corporation                      3,392,000        4,687,500    1.4
             Containment             250,000  AmeriSource Health Corporation
                                              (Class A)                                  12,122,319       11,750,000    3.5
                                     110,000  Bergen Brunswig Corporation                 2,756,030        3,272,500    1.0
                                      85,000  CRA Managed Care, Inc.                      3,584,552        4,356,250    1.3
                                     170,000  Cardinal Health, Inc.                       9,242,934       10,582,500    3.2
                                     110,000  Healthcare Compare Corporation              4,781,969        6,256,250    1.9
                                      95,000  McKesson Corporation                        7,009,797        8,235,313    2.5
                                     250,000  Medpartners, Inc.                           5,703,922        5,937,500    1.8
                                     100,000  Tenet Healthcare Corp.                      2,177,660        2,993,750    0.9
                                     200,000  Walsh International, Inc.                   1,806,437        1,800,000    0.5
                                                                                       ------------     ------------  ------
                                                                                         52,577,620       59,871,563   18.0

             Medical Specialties      25,000  Advanced Tissue Sciences, Inc.                331,250          373,438    0.1
                                     250,000  Baxter International, Inc.                 10,084,700       14,453,125    4.3
                                     150,000  Becton Dickinson & Company                  6,713,221        8,043,750    2.4
                                      40,000  Boston Scientific Corporation               2,022,400        2,870,000    0.9
                                     170,000  C.R. Bard, Inc.                             4,897,364        6,396,250    1.9
                                     210,000  Conceptus, Inc.                             2,442,249        1,863,750    0.6
                                     250,000  DePuy, Inc.                                 6,029,341        6,109,375    1.8
                                     200,000  Guidant Corporation                        14,393,026       18,250,000    5.5
                                     100,000  Ilex Oncology Inc.                          1,200,000        1,875,000    0.6
                                      75,000  InControl, Inc.                             1,071,875          740,625    0.2
                                     140,000  KeraVision, Inc.                            2,339,380        1,225,000    0.4
                                      80,000  Medtronic, Inc.                             3,084,113        6,980,000    2.1
                                     310,000  Optical Sensors, Incorporated               3,483,438        1,666,250    0.5
                                      75,000  Photoelectron Corp.                           637,500          506,250    0.1
                                     110,000  ReSound Corporation                           853,742          522,500    0.1
                                      60,000  Sonus Pharmaceuticals PLC                   1,724,062        1,920,000    0.6
                                      10,000  Syncor International Corporation              105,000          137,500    0.0
                                     185,000  VISX, Incorporated                          4,509,688        3,989,062    1.2
                                      21,000  Zonagen, Inc.                                 630,000          614,250    0.2
                                                                                       ------------     ------------  ------
                                                                                         66,552,349       78,536,125   23.5

             Pharmaceutical--        100,000  American Home Products Corporation          6,914,677        8,243,750    2.5
             Consumer                 60,000  Johnson & Johnson                           2,850,747        3,738,750    1.1
                                     125,000  Warner-Lambert Co.                          9,151,537       17,460,937    5.2
                                                                                       ------------     ------------  ------
                                                                                         18,916,961       29,443,437    8.8

             Pharmaceutical--        200,000  Bristol-Myers Squibb Company               10,968,766       15,687,500    4.7
             Diversified              60,000  Schering-Plough Corp.                       2,324,520        3,273,750    1.0
                                                                                       ------------     ------------  ------
                                                                                         13,293,286       18,961,250    5.7

             Pharmaceutical--        140,000  Eli Lilly and Co.                           9,826,362       15,820,000    4.7
             Prescription              5,000  Merck & Co., Inc.                             342,654          519,687    0.2
                                     140,000  Pfizer, Inc.                                6,709,288        8,347,500    2.5
                                     202,500  SangStat Medical Corporation                6,667,346        4,885,312    1.5
                                     255,000  Sepracor Inc.                               6,085,637        6,406,875    1.9
                                                                                       ------------     ------------  ------
                                                                                         29,631,287       35,979,374   10.8

                                              Total Investments in North America        207,115,222      246,902,624   74.0

PACIFIC
BASIN

Japan        Pharmaceutical--         80,000  Daiichi Pharmaceutical Co., Ltd.            1,405,818        1,431,224    0.4
             Prescription            170,000  Sankyo Company, Ltd.                        4,043,277        6,068,354    1.8
                                      50,000  Takeda Chemical Industries, Ltd.            1,111,546        1,514,768    0.5

                                              Total Investments in the Pacific            6,560,641        9,014,346    2.7
                                              Basin

WESTERN
EUROPE

Denmark      Pharmaceutical--         30,000  Novo Nordisk A/S (Class B)                  3,102,847        3,163,716    0.9
             Prescription

                                              Investments in Denmark                      3,102,847        3,163,716    0.9

Finland      Pharmaceutical--         46,450  Orion-yhtymae OY (Class B)                  1,528,730        1,697,982    0.5
             Diversified

                                              Investments in Finland                      1,528,730        1,697,982    0.5

France       Pharmaceutical--         40,000  Synthelabo S.A.                             5,071,700        4,941,701    1.5
             Diversified

                                              Investments in France                       5,071,700        4,941,701    1.5

Germany      Medical Specialties      40,000  Fresenius AG (Preferred)                    6,847,117        8,235,743    2.5
                                     136,600  Fresenius Medical Care AG (ADR)*            2,456,885        3,927,250    1.2
                                                                                       ------------     ------------  ------
                                                                                          9,304,002       12,162,993    3.7

             Pharmaceutical--         40,000  Bayer AG                                    1,557,630        1,686,366    0.5
             Diversified

                                              Investments in Germany                     10,861,632       13,849,359    4.2


SCHEDULE OF INVESTMENTS (concluded)
WESTERN EUROPE                        Shares                                                                        Percent of
(concluded)  Industries                Held                Investments                      Cost             Value  Net Assets
Ireland      Pharmaceutical--        100,000  Elan Corporation PLC (ADR)*              $  4,670,925     $  4,750,000    1.4%
             Prescription

                                              Investments in Ireland                      4,670,925        4,750,000    1.4

Switzerland  Pharmaceutical--         12,500  Novartis AG (Registered)                   14,275,809       20,091,060    6.0
             Consumer

             Pharmaceutical--            150  Roche Holding AG                            1,257,485        1,452,815    0.4
             Prescription

                                              Investments in Switzerland                 15,533,294       21,543,875    6.4

United       Pharmaceutical--        350,000  Smithkline Beecham PLC                      4,270,394        6,801,056    2.1
Kingdom      Diversified

             Pharmaceutical--          5,000  Glaxo Wellcome PLC                             60,202          105,604    0.0
             Prescription            150,000  Zeneca Group PLC                            3,927,368        4,969,350    1.5
                                                                                       ------------     ------------  ------
                                                                                          3,987,570        5,074,954    1.5

                                              Investments in the United Kingdom           8,257,964       11,876,010    3.6

                                              Total Investments in Western
                                              Europe                                     49,027,092       61,822,643   18.5

SHORT-TERM                           Face
SECURITIES                          Amount

             Commercial          $12,989,000  Eureka Securitization Corp., 5.55%
             Paper**                          due 8/08/1997                              12,974,983       12,974,983    3.9

             US Government           261,000  Federal Home Loan Mortgage Corp.,
             Agency                           5.33% due 8/13/1997                           260,536          260,536    0.1
             Obligations**
                                              Total Investments in Short-Term
                                              Securities                                 13,235,519       13,235,519    4.0

             Total Investments                                                         $277,119,308      332,096,382   99.5
                                                                                       ============
             Other Assets Less Liabilities                                                                 1,712,526    0.5
                                                                                                        ------------
             Net Assets                                                                                 $333,808,908  100.0%
                                                                                                        ============  ======

             Net Asset Value:    Class A--Based on net assets of
                                          $120,749,997 and 22,272,246 shares
                                          outstanding                                                   $       5.42
                                                                                                        ============
                                 Class B--Based on net assets of
                                          $178,433,358 and 38,309,992 shares
                                          outstanding                                                   $       4.66
                                                                                                        ============
                                 Class C--Based on net assets of
                                          $14,685,799 and 3,150,763 shares
                                          outstanding                                                   $       4.66
                                                                                                        ============
                                 Class D--Based on net assets of
                                          $19,939,754 and 3,807,450 shares
                                          outstanding                                                   $       5.24
                                                                                                        ============

            *American Depositary Receipts (ADR).
           **Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Company.



PORTFOLIO CHANGES


For the Quarter Ended July 31, 1997

 Additions

 Acuson Corporation
 Advanced Tissue Sciences, Inc.
 Affymetrix, Inc.
*Alpha 1 Biomedicals Inc.
 AmeriSource Health Corporation (Class A)
 Bayer AG
 CRA Managed Care, Inc.
 Cytogen Corporation
 Daiichi Pharmaceutical Co., Ltd.
 DePuy, Inc.
 Elan Corporation PLC (ADR)
 Guilford Pharmaceuticals, Inc.
 Sonus Pharmaceuticals PLC
 Syncor International Corporation
 Synthelabo S.A.
 Zonagen, Inc.


 Deletions

 ALZA Corp.
 Aetna Inc.
*Alpha 1 Biomedicals Inc.
 Astra AB 'B' Free (Ordinary)
 Biora AB
 Collagen Corporation
 Magainin Pharmaceuticals, Inc.
 Neurex Corp.
 Pacificare Health Systems Inc. (Preferred)
 Pliva d.d. (GDR)
 Schering AG
 Stryker Corporation
 Ultrafem Inc.
 United Healthcare Corporation
 VidaMed, Inc.

[FN]
*Added and deleted in the same quarter.



PORTFOLIO INFORMATION


Worldwide
Investments
As of 7/31/97

Ten Largest Holdings             Percent of
Represented in the Portfolio     Net Assets

Novartis AG (Registered)            6.0%
Guidant Corporation                 5.5
Warner-Lambert Co.                  5.2
Eli Lilly and Co.                   4.7
Bristol-Myers Squibb Co.            4.7
Baxter International, Inc.          4.3
AmeriSource Health Corporation
 (Class A)                          3.5
Cardinal Health, Inc.               3.2
Pfizer, Inc.                        2.5
American Home Products
 Corporation                        2.5


Breakdown of Securities         Percent of
By Country                      Net Assets

United States                      74.0%
Switzerland                         6.4
Germany                             4.2
United Kingdom                      3.6
Japan                               2.7
France                              1.5
Ireland                             1.4
Denmark                             0.9
Finland                             0.5
Israel                              0.3


Industries Represented          Percent of
In the Portfolio                Net Assets

Medical Specialties                27.2%
Health Care Cost Containment       18.0
Pharmaceutical--Prescription       17.7
Pharmaceutical--Consumer           14.8
Pharmaceutical--Diversified        10.6
Biotechnology                       5.6
Diagnostics                         1.6